Lease Obligation (Tables)	12 Months Ended
Sep. 30, 2023
Presentation of leases for lessee [abstract]
Disclosure of detailed information about lease obligations [Table Text Block]
		Current	Non-current
	Offices	Portion	portion
Balance at September 30, 2021	$307,909	$32,288	$275,621
Lease payments (including interest)	(62,400)	-	-
Interest expense	30,112	-	-
Balance at September 30, 2022	$275,621	$69,150	$206,471
Additions	228,020	-	-
Lease payments (including interest)	(111,903)	-	-
Interest expense	37,785	-	-
Balance at September 30, 2023	$429,523	$127,116	$302,407

Disclosure of contractual undiscounted cash flows of lease obligations [Table Text Block]
	September 30,	September 30,
	2023	2022
Less than one year	$197,367	$93,600
One to five years	361,388	234,000
Total	$558,755	$327,600